UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     08/07/08
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        155
                                         --------------
Form 13F Information Table Value Total:  $ 4,379,288
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    10933   489630 SH       Sole                   489630
Abbott Labs                    COM              002824100   113904  2150345 SH       Sole                  2129375             20970
Acco Brands Corp               COM              00081T108    23471  2089991 SH       Sole                  2089991
Afflilated Managers Group      COM              008252108     1531    17000 SH       Sole                    17000
AFLAC Inc.                     COM              001055102      565     9000 SH       Sole                     9000
AH Belo Corp Cl A              COM              001282102      398    69902 SH       Sole                    69902
Airtran Hldgs Inc.             COM              00949P108     8382  4108815 SH       Sole                  4081915             26900
Alliance Data Systems Corp     COM              018581108      443     7830 SH       Sole                     7830
Allstate Corp                  COM              020002101     6804   149236 SH       Sole                   149236
American Greetings             COM              026375105     6118   495770 SH       Sole                   495770
American International Group   COM              026874107   130966  4949577 SH       Sole                  4897312             52265
Ameris Bancorp                 COM              03076K108      123    14180 SH       Sole                    14180
Anadarko Petroleum             COM              032511107   186149  2487298 SH       Sole                  2458040             29258
Analogic Corp                  COM              032657207     9506   150725 SH       Sole                   150725
Apache Corporation             COM              037411105   235304  1692838 SH       Sole                  1674073             18765
Apogee Enterprises             COM              037598109     8060   498790 SH       Sole                   498790
Assurant Inc                   COM              04621X108     1726    26160 SH       Sole                    26160
Axis Capital Holdings          COM              G0692U109      326    10950 SH       Sole                    10950
Banctrust Finanical Group      COM              05978R107      297    45025 SH       Sole                    45025
Bank of America Corp.          COM              060505104    10492   439544 SH       Sole                   439544
Bank of New York Mellon Corp   COM              064058100    14243   376501 SH       Sole                   376501
Banner Corp                    COM              06652V109     2530   285592 SH       Sole                   285592
BB&T Corp.                     COM              054937107      851    37382 SH       Sole                    37382
Belo Corp                      COM              080555105     2553   349193 SH       Sole                   349193
Berkshire Hathaway Inc Del Cl  COM              084670207      843      210 SH       Sole                      210
Berry Pete Co Cl A             COM              085789105    12918   219390 SH       Sole                   219390
Black & Decker Corp.           COM              091797100    64217  1116624 SH       Sole                  1116624
Brinks Company                 COM              109696104     7648   116900 SH       Sole                   116900
Brunswick Corp                 COM              117043109     2562   241651 SH       Sole                   231271             10380
Callaway Golf Co               COM              131193104    12470  1054130 SH       Sole                  1054130
Capital City Bank Group        COM              139674105      268    12327 SH       Sole                    12327
Cardinal Health Inc            COM              14149Y108    92641  1796065 SH       Sole                  1767000             29065
Charming Shoppes               COM              161133103     4944  1077040 SH       Sole                  1077040
Chattem Inc.                   COM              162456107     3335    51270 SH       Sole                    51270
Cimarex Energy Co              COM              171798101    23077   331240 SH       Sole                   331240
Cisco Systems                  COM              17275R102    89546  3849770 SH       Sole                  3808405             41365
Citigroup Inc.                 COM              172967101     1858   110850 SH       Sole                   110850
City National Corp             COM              178566105     7789   185150 SH       Sole                   185150
Cleco Corporation              COM              12561w105     4822   206670 SH       Sole                   206670
Colonial Bancgroup             COM              195493309      314    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107     1375    53660 SH       Sole                    53660
Commerce Bancshares            COM              200525103      279     7039 SH       Sole                     7039
Conagra Foods Inc              COM              205887102    89391  4636478 SH       Sole                  4588248             48230
Cullen Frost Bankers           COM              229899109      515    10321 SH       Sole                    10321
Del Monte Foods                COM              24522P103     5980   842260 SH       Sole                   842260
Devon Energy Corp              COM              25179M103   241374  2008769 SH       Sole                  1985289             23480
Discover Financial Services    COM              254709108      946    71831 SH       Sole                    71831
Domtar Corporation             COM              257559104    48401  8880957 SH       Sole                  8771730            109227
Dover Corp                     COM              260003108   102394  2116895 SH       Sole                  2088070             28825
Dow Chemical                   COM              260543103    72190  2067875 SH       Sole                  2037610             30265
Eaton Vance Corporation        COM              278265103      437    11000 SH       Sole                    11000
Encore Acquisition Co          COM              29255W100    40026   532332 SH       Sole                   532332
Energen Corp                   COM              29265N108     2800    35890 SH       Sole                    35890
First Bancorp NC               COM              318910106      234    18532 SH       Sole                    18532
First Financial Holdings Inc.  COM              320239106      576    33500 SH       Sole                    33500
First Horizon National Corp.   COM              320517105      143    19230 SH       Sole                    19230
First Source Corp              COM              336901103     6419   398681 SH       Sole                   398681
First State Bancorporation     COM              336453105     4530   823700 SH       Sole                   823700
FirstFed Financial Corp        COM              337907109      345    42860 SH       Sole                    42860
Flower Foods Inc               COM              343498101     6796   239816 SH       Sole                   239816
Fluor Corp                     COM              343412102    50789   272943 SH       Sole                   272943
Fortune Brands Inc             COM              349631101    63320  1014587 SH       Sole                  1014587
Freddie Mac                    COM              313400301      279    17000 SH       Sole                    17000
Freeport-McMoran Copper & Gold COM              35671D857   105111   896926 SH       Sole                   881581             15345
Gehl Co                        COM              368483103     3642   246247 SH       Sole                   246247
General Mills Inc              COM              370334104    94518  1555343 SH       Sole                  1533325             22018
Griffon Corp.                  COM              398433102      946   108010 SH       Sole                   108010
Guaranty Bancorp               COM              40075T102     1843   511870 SH       Sole                   511870
Hanesbrands Inc.               COM              410345102    75611  2785954 SH       Sole                  2741264             44690
Hanmi Financial Corp           COM              410495105     3286   630665 SH       Sole                   630665
Hanover Insurance Group Inc    COM              410867105     8939   210340 SH       Sole                   210340
Hartford Financial Services    COM              416515104     1230    19050 SH       Sole                    19050
Hornbeck Offshore Services     COM              440543106     9750   172530 SH       Sole                   172530
Hudson City Bancorp            COM              443683107      266    15950 SH       Sole                    15950
Huntington Bancshares Inc      COM              446150104    43505  7539902 SH       Sole                  7467384             72518
Illinois Tool Works            COM              452308109    92622  1949527 SH       Sole                  1926632             22895
Imperial Capital Bancorp       COM              452680101     1044   182157 SH       Sole                   182157
Integrys Energy Group          COM              45822P105    10641   209340 SH       Sole                   209340
International Paper            COM              460146103    70868  3041542 SH       Sole                  3006702             34840
IStar Financial Inc            COM              45031U101    10266   777130 SH       Sole                   775030              2100
Johnson & Johnson              COM              478160104   100642  1564228 SH       Sole                  1541719             22509
JP Morgan Chase & Co.          COM              46625H100     1108    32293 SH       Sole                    32293
K-Swiss                        COM              482686102     9705   660195 SH       Sole                   630085             30110
Kaydon Corp                    COM              486587108     7673   149260 SH       Sole                   149260
Kimberly Clark Corp.           COM              494368103    16443   275054 SH       Sole                   275054
Kohls Corp.                    COM              500255104    87494  2185158 SH       Sole                  2157718             27440
Lance Inc.                     COM              514606102     3480   185400 SH       Sole                   185400
Legg Mason Inc.                COM              524901105      639    14672 SH       Sole                    14672
Lincoln Electric Holdings      COM              533900106    10023   127360 SH       Sole                   127360
Longs Drug Stores Corp         COM              543162101     6226   147860 SH       Sole                   147860
Lufkin Inds Inc                COM              549764108     8164    98025 SH       Sole                    98025
McDonald's Corporation         COM              580135101   187655  3337867 SH       Sole                  3302572             35295
Medtronic Incorporated         COM              585055106   120367  2325942 SH       Sole                  2290833             35109
Merrill Lynch & Co Inc         COM              590188108    54344  1713770 SH       Sole                  1696010             17760
Microsoft Corp.                COM              594918104   109717  3988242 SH       Sole                  3919344             68898
Mid-America Apt Cmntys         COM              59522J103     5811   113849 SH       Sole                   113849
Morgan Stanley                 COM              617446448     1623    45000 SH       Sole                    45000
Newbridge Bancorp              COM              65080T102      355    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3987    39650 SH       Sole                    39650
Nymex Holdings                 COM              62948N104      341     4032 SH       Sole                     4032
Occidental Petroleum Corp      COM              674599105   158307  1761704 SH       Sole                  1731083             30621
Orbitz Worldwide Inc.          COM              68557K109     4512   900570 SH       Sole                   900570
Parker Hannifin Corp           COM              701094104    32355   453654 SH       Sole                   453654
Partnerre Ltd                  COM              G6852T105      207     3000 SH       Sole                     3000
Penske Automotive Group        COM              70959W103     6484   439860 SH       Sole                   439860
Pentair Inc                    COM              709631105      848    24210 SH       Sole                    24210
Pfizer Inc.                    COM              717081103     7566   433101 SH       Sole                   433101
Pinnacle Financial Partners    COM              72346Q104     1045    52000 SH       Sole                    52000
PNC Financial Services         COM              693475105     1579    27650 SH       Sole                    27650
Proassurance Corp.             COM              74267C106      511    10615 SH       Sole                    10615
Provident Bancshares Corp.     COM              743859100      138    21656 SH       Sole                    21656
Prudential Financial           COM              744320102     1679    28110 SH       Sole                    28110
Raymond James Financial Inc.   COM              754730109     1423    53925 SH       Sole                    53925
Rohm & Haas Co                 COM              775371107    42808   921802 SH       Sole                   912332              9470
Schering Plough Corp           COM              806605101    77003  3910765 SH       Sole                  3850655             60110
Seacoast BKG Corp.             COM              811707306      224    28920 SH       Sole                    28920
Southwest Airlines             COM              844741108    13805  1058675 SH       Sole                  1058675
Southwestern Energy Co         COM              845467109    20904   439070 SH       Sole                   427000             12070
Stancorp Financial Group       COM              852891100      282     6000 SH       Sole                     6000
State Street Corp.             COM              857477103      768    12000 SH       Sole                    12000
Steiner Leisure LTD            COM              P8744Y102    13610   480080 SH       Sole                   480080
Suntrust Banks                 COM              867914103      797    22006 SH       Sole                    22006
Synovus Financial Corp.        COM              87161C105    60974  6984390 SH       Sole                  6896705             87685
Sysco Corp.                    COM              871829107    71840  2611412 SH       Sole                  2576312             35100
Taylor Capital Group           COM              876851106     2156   287820 SH       Sole                   287820
TCF Financial Group            COM              872275102      363    30150 SH       Sole                    30150
Toro Company                   COM              891092108    14928   448690 SH       Sole                   448690
Total Systems Services         COM              891906109      762    34294 SH       Sole                    34294
Trinity Industries Inc         COM              896522109    48756  1405486 SH       Sole                  1405486
U S Airways Group Inc.         COM              90341W108     2402   960795 SH       Sole                   960795
UCBH Hldgs Inc                 COM              90262T308     2669  1186018 SH       Sole                  1186018
UGI Corp                       COM              902681105     9169   319375 SH       Sole                   319375
United Fire & Casualty Co      COM              910331107     7795   289470 SH       Sole                   289470
United Technologies            COM              913017109   109821  1779915 SH       Sole                  1759080             20835
UnitedHealth Group Inc         COM              91324P102    44920  1711225 SH       Sole                  1684110             27115
US Bancorp                     COM              902973304   107637  3859356 SH       Sole                  3822426             36930
Verigy Ltd                     COM              Y93691106    17755   781810 SH       Sole                   756790             25020
Wachovia Corp.                 COM              929903102    38397  2472428 SH       Sole                  2472428
Washington Mutual Inc          COM              939322103    21392  4339215 SH       Sole                  4339215
Wells Fargo & Co.              COM              949746101   138606  5836047 SH       Sole                  5768827             67220
Werner Enterprises             COM              950755108     4673   251520 SH       Sole                   251520
WGL Holdings Inc               COM              92924F106     8170   235180 SH       Sole                   235180
Whiting Petroleum Corporation  COM              966387102    18600   175335 SH       Sole                   175335
XTO Energy Inc                 COM              98385X106   137526  2007386 SH       Sole                  2007386
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      314    15000 SH       Sole                    13000              2000
Royal Bank of Scotland 6.4% Pf PFD              780097796      358    20000 SH       Sole                    20000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      299    17027 SH       Sole                    17027
Managed High Yield Plus Fund   COM SHS          561911108      243    74918 SH       Sole                    74918
Nuveen Preferred & Convert Inc COM SHS          67073D102      592    60000 SH       Sole                    60000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      839    83700 SH       Sole                    83700
Western Asset High Income Fd I COM SHS          95766J102      260    27223 SH       Sole                    27223
Energy Transfer Equity, LP     LTD              29273v100     1363    47000 SH       Sole                    47000
Enterprise Products LP         LTD              293792107     1604    54300 SH       Sole                    54300
Nustar Energy LP               LTD              67058H102     1355    28600 SH       Sole                    28600
Williams Partners L P          LTD              96950F104     1544    47000 SH       Sole                    47000